Segment disclosure	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Segment disclosure [Text Block]
32.	Segment disclosure

The chief operating decision-maker organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metal and other high-quality royalties, streams and similar interests. All of the Company’s assets and revenues are attributable to this single operating segment.

Geographic revenues from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2017 and 2016, royalty, stream and other interest revenues were mainly earned from the following jurisdictions:

	2017	2016
	$	$
Royalties
Canada	72,057	62,677
	1,984
Rest of the World		-
	74,041	62,677
Streams
Canada	11,321	-
	8,430
Rest of the World		-
	19,751	-
Offtakes
Canada	86,303	-
Australia	22,475	-
	10,646
Rest of the World		-
	119,424	-
Total revenues	213,216	62,677

For the year ended December 31, 2017, one royalty interest generated revenues of $53.8 million ($48.1 million in 2016), which represented 57% of revenues ( 77% of revenues in 2016) (excluding revenues generated from the offtakes).

For the year ended December 31, 2017 revenues generated from precious metals and diamonds represented 96% and 4% of revenues, respectively ( 90% and 8% excluding offtakes, respectively). For the year ended December 31, 2016 revenues were exclusively generated from precious metals.

The following table summarizes the royalty, stream and other interests by country, which is based on the location of the property related to the royalty, stream or other interest:

	December 31,	December 31,
	2017	2016
	$	$
Royalty interests, net
Canada	577,875	471,077
United States	120,611	22,941
South America	27,047	-
Africa	12,040	-
Rest of the World	32,957	750
	770,530	494,768
Stream interests, net
Canada	332,497	-
South America	173,591	-
Asia	78,665	-
United States	50,189	-
Rest of the World	65,136	-
	700,078	-
Offtake interests, net
Canada	48,919	-
Asia	26,147	-
Australia	12,606	-
South America	5,109	-
Rest of the World	12,383	-
	105,164	-

Royalty, stream and other interests, net	1,575,772	494,768